RiverNorth Dynamic Buy-Write Fund
SUMMARY SECTION
INVESTMENT OBJECTIVE
The Fund’s investment objective is total return with lower volatility than the Standard and Poor’s 500 Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverNorth Dynamic Buy-Write Fund Class R Shares
Redemption Fee (as a percentage of amount redeemed if held less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		RiverNorth Dynamic Buy-Write Fund Class R Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.77%
Total Annual Fund Operating Expenses		2.02%
Fee Waiver and Reimbursement	[2]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.80%
[1]	Other Expenses are estimated for the Fund's first fiscal year.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests and extraordinary expenses) of the Fund until at least January 31, 2014 in order to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement at 1.80%. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser. Any waiver or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
RiverNorth Dynamic Buy-Write Fund Class R	183	612

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of common stocks, preferred stocks and options (primarily covered calls, cash covered put options and long puts) on those common and preferred stocks. The adviser refers to this strategy as a “buy-write” strategy because, with respect to calls, it buys the underlying security and then writes an option on the security. The put writing aspect of this strategy is also commonly referred to as a “covered call” or a “cash-covered put-write” strategy. The adviser may from time to time buy put options to hedge specific securities or portfolio-level market risk.

A put option gives its holder the right to sell a specific number of shares of a specific security at a specific price (known as the exercise price or strike price) by a certain date. A call option gives its holder the right to buy a specific number of shares of a security at a specific price by a certain date.

The buyer of a call option hopes that the price of the underlying security will rise above the strike price before the option expires. The buyer of the call option wants to buy the security at a strike price below its market value before the option expires, and then sell the security at the market price and pocket the difference. For this to be profitable, the difference between the strike price and market price must be greater than the amount paid for the call option.

The buyer of a put option is betting that the price of the security will fall before the option expires. The buyer makes a profit by buying the underlying security on the open market at a price below the strike price and then exercising the option, which forces the writer of the put to buy the security at the strike price from the holder of the put option. Meanwhile, the writer of the put option is hoping that the underlying security price rises, remains the same, or falls by less than the price of the put option.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”). A non-diversified fund, compared to a diversified fund, may invest a greater percentage of its assets in a particular issuer. Accordingly, a non-diversified fund may be more susceptible to price fluctuations because of its limited number of investments.

The Fund’s common and preferred stock holdings will principally consist of highly liquid, large-capitalization stocks of U.S. issuers (similar to those included in the Standard & Poors 500 Index), although the Fund may also invest, without limitation, in securities of foreign issuers through American Depositary Receipts (ADRs), although it is anticipated that foreign investments will be a small portion of the Fund’s total investments. While the Fund will invest principally in large-capitalization companies (defined by the adviser as those companies with a market capitalization in excess of $4 billon), but the Fund may also invest up to 20% of its assets in stocks of mid-capitalization companies (defined by the adviser as those companies with a market capitalization between $1 billion and $4 billion). Unlike some other options-based mutual funds, however, the criteria used to determine if a company stock is suitable for investment is not based exclusively on the company’s fundamentals, but rather on the investment opportunity offered by the options trading on the company’s stock.

The Fund may also invest in, and trade options on, exchange traded funds (ETFs) that represent broad-based domestic indices. The adviser will not use leverage when purchasing investments for the portfolio.

The Fund’s portfolio manager has developed a proprietary screening process for identifying investment opportunities present in the U.S. listed options market. This screening process involves an analysis of the investment opportunities as measured on a macro (“top down”) and a micro (“bottom up”) basis. Using this data, the portfolio manager then makes tactical investments by trading the equity security and immediately trading the option(s) the portfolio manager has identified as having the potential for providing return to the Fund.

Because investment decisions are based primarily on the opportunity in the options markets, not primarily based on the opportunities presented by the underlying stocks themselves, investments will be made with only secondary consideration to the investment performance, dividend paying record or earnings of the underlying stocks. Upon exercise or expiration of the Fund’s options holdings, the adviser may determine to immediately write another options contract on the underlying equity security, sell theunderlying equity security concurrent with the disposal of the option, or in very limited circumstances, hold the underlying equity security until, in the opinion of the adviser, a better opportunity to sell or write an options contract on the underlying equity security occurs.

The portfolio manager may determine that the investment opportunities are limited in duration and will likely actively trade the Fund’s holdings. Also certain options are not favorably treated under the U.S. tax code. This active trading and tax treatment may result in much of the gains in the Fund being classified as short-term capital gains and may be taxed at a higher rate than long-term capital gains.
PRINCIPAL RISKS
The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are the specific risks of investing in the Fund.

Exchange Traded Fund Risk. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Focused Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Foreign Investing/ADR Risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Large Company Risk. Because the Fund focuses on securities and options on securities of larger more liquid companies, the Fund may have fewer investment opportunities than funds that invest in companies of all capitalization ranges. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals, which may affect the price of the securities.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

New Fund Risk. The Fund is a new mutual fund with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. In addition the portfolio manager has not managed a mutual fund in the past and the Fund’s strategy may be encumbered by the requirements of the Investment Company Act of 1940.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified mutual fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Options Risk. A decision as to when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Long put options may expire worthless. Selling covered call options will limit the Fund’s gain, if any, on the underlying securities.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Tax Risk. It is expected that most or all of the capital gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing. In addition, current tax laws are subject to change.

Transaction Cost Risk. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage charges than those associated with an average equity mutual fund. The transaction costs increase the cost of investing in the Fund.
PERFORMANCE
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. The performance information, when presented, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.rivernorthfunds.com.